NON-CONTROLLING INTERESTS - Summary information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Revenue	$ 3,367	$ 3,087	$ 3,226
Net income (loss)	930	(2,819)	212
Total comprehensive income (loss)	3,115	(690)	1,659
Property, plant and equipment, at fair value	37,915	36,097
Total assets	41,986	39,473
Total borrowings	13,512	12,822
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Net income (loss)	(23)	(92)	36
Net income attributable to non-controlling interests	(23)	(92)	36
Carrying value of non-controlling interests	10,297	10,290
Total
Disclosure of subsidiaries [line items]
Revenue	2,807	2,635	2,663
Net income (loss)	(21)	(87)	165
Total comprehensive income (loss)	1,123	2,017	1,505
Net income attributable to non-controlling interests	(23)	(92)	36
Property, plant and equipment, at fair value	30,062	29,466
Total assets	32,423	31,849
Total borrowings	11,920	11,551
Total liabilities	16,946	16,632
Carrying value of non-controlling interests	10,297	10,290
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Revenue	137	137	155
Net income (loss)	7	(15)	2
Total comprehensive income (loss)	(161)	109	61
Net income attributable to non-controlling interests	5	(13)	$ 0
Property, plant and equipment, at fair value	1,053	1,785
Total assets	1,087	1,833
Total borrowings	179	483
Total liabilities	205	550
Carrying value of non-controlling interests	685	1,002
Brookfield Americas Infrastructure Fund | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			78.00%
Brookfield Americas Infrastructure Fund | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Revenue	269	261	$ 331
Net income (loss)	(60)	(29)	2
Total comprehensive income (loss)	716	329	282
Net income attributable to non-controlling interests	(32)	(17)	$ 0
Property, plant and equipment, at fair value	5,578	4,837
Total assets	5,685	4,968
Total borrowings	1,331	1,356
Total liabilities	1,549	1,509
Carrying value of non-controlling interests	2,251	1,902
Brookfield Infrastructure Fund II | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			60.00%
Brookfield Infrastructure Fund II | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			43.00%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Revenue	58	41	$ 46
Net income (loss)	(3)	(11)	(1)
Total comprehensive income (loss)	332	287	155
Net income attributable to non-controlling interests	(2)	(8)	$ 1
Property, plant and equipment, at fair value	2,061	1,745
Total assets	2,074	1,754
Total borrowings	347	346
Total liabilities	358	350
Carrying value of non-controlling interests	1,226	1,003
Brookfield Infrastructure Fund III | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			71.00%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Revenue	25	5	$ 0
Net income (loss)	(4)	1	0
Total comprehensive income (loss)	178	4	0
Net income attributable to non-controlling interests	(3)	1	$ 0
Property, plant and equipment, at fair value	713	172
Total assets	798	212
Total borrowings	391	64
Total liabilities	450	113
Carrying value of non-controlling interests	$ 261	74
Brookfield Infrastructure Fund IV | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Isagen
Disclosure of subsidiaries [line items]
Interests held by third parties	75.90%
Revenue	$ 929	874	$ 971
Net income (loss)	214	258	293
Total comprehensive income (loss)	11	877	1,007
Net income attributable to non-controlling interests	162	195	$ 220
Property, plant and equipment, at fair value	8,497	8,150
Total assets	9,498	9,130
Total borrowings	2,224	1,822
Total liabilities	4,896	4,131
Carrying value of non-controlling interests	$ 3,493	3,794
Isagen | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			76.00%
Isagen | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties	23.00%
The Catalyst Group
Disclosure of subsidiaries [line items]
Revenue	$ 136	141	$ 145
Net income (loss)	62	65	67
Total comprehensive income (loss)	173	173	(99)
Net income attributable to non-controlling interests	16	16	$ 17
Property, plant and equipment, at fair value	1,129	1,037
Total assets	1,140	1,045
Total borrowings	507	549
Total liabilities	511	557
Carrying value of non-controlling interests	$ 132	97
The Catalyst Group | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			25.00%
TerraForm Power
Disclosure of subsidiaries [line items]
Interests held by third parties	35.50%
Revenue	$ 1,239	1,161	$ 991
Net income (loss)	(245)	(360)	(205)
Total comprehensive income (loss)	(243)	238	90
Net income attributable to non-controlling interests	(175)	(268)	$ (205)
Property, plant and equipment, at fair value	10,867	11,606
Total assets	11,939	12,767
Total borrowings	6,902	6,890
Total liabilities	8,916	9,365
Carrying value of non-controlling interests	$ 2,197	2,395
TerraForm Power | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			68.00%
TerraForm Power | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties	68.20%
Other
Disclosure of subsidiaries [line items]
Revenue	$ 14	15	$ 24
Net income (loss)	8	4	7
Total comprehensive income (loss)	117	0	9
Net income attributable to non-controlling interests	6	2	$ 3
Property, plant and equipment, at fair value	164	134
Total assets	202	140
Total borrowings	39	41
Total liabilities	61	57
Carrying value of non-controlling interests	$ 52	$ 23
Other | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			30.00%
Other | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			0.30%